Going Concern (Details) - USD ($)	Dec. 31, 2018	Jun. 27, 2018
Going Concern Details
Shareholders deficit	$ 702,555
Accumulated deficit	$ 35,018,351
GHS Investments to purchase in stock		$ 15,000,000